Acquisitions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Acquisitions
Note 4 – Acquisitions

Historically, the Company has been involved in a program to acquire providers of pharmaceutical products and related pharmacy services to long-term care facilities and their residents as well as patients in other care settings.  The Company’s strategy has included the acquisition of freestanding institutional pharmacy businesses as well as other assets, generally insignificant in size, which have been combined with existing pharmacy operations to augment their internal growth.  From time-to-time the Company may acquire other businesses, which complement the Company’s core businesses.

In the years ended 2010 and 2009, the Company incurred acquisition and other related costs of approximately $5.3 million and $1.4 million, respectively, which were primarily related to professional fees and acquisition related restructuring costs for acquisitions completed during 2010 and 2009, which were partially offset by a reduction of the Company’s original estimate of contingent consideration payable for certain acquisitions.

During the years ended December 31, 2010, 2009 and 2008, the Company completed four, nine and 12 acquisitions of businesses, respectively, none of which were, individually or in the aggregate, significant to the Company.  Acquisitions of businesses required cash payments of approximately $112 million, $93 million and $226 million (including amounts payable pursuant to acquisition agreements relating to prior-period acquisitions) in 2010, 2009 and 2008, respectively.  The impact of these aggregate acquisitions on the Company’s overall goodwill balance has been reflected in the disclosures at the “Goodwill and Other Intangible Assets” note.  The Company continues to evaluate the tax effects, identifiable intangible assets and other pre-acquisition contingencies relating to certain acquisitions. Omnicare is in the process of completing its allocation of the purchase price for certain acquisitions, and accordingly, the goodwill and other identifiable intangible assets balances are preliminary and subject to change.  The net assets and operating results of acquisitions have been included in the Company’s consolidated financial statements from their respective dates of acquisition.

Amounts contingently payable through 2011, primarily representing payments originating from earnout provisions of acquisitions which were completed prior to January 1, 2009, total approximately $16 million as of December 31, 2010.